PROPERTY AND EQUIPMENT (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011 Predecessor [Member]
Office equipment		$ 18,000	$ 0
Accumulated depreciation	(7,500)	(3,000)	0
Carrying value	$ 10,500	$ 15,000	$ 0